Investments in associates - Summarized aggregate financial information of associates (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Earnings from associates – after interest and tax		$ 1,402	$ 3,456	$ (101)
Investments in associatesa	[1]	8,201	21,001
Sales and other operating revenues		248,891	164,195	109,078
Profit (loss) before interest and taxation		18,039	18,082	(21,740)
Finance costs		2,703	2,857	3,115
Profit (loss) before taxation		15,405	15,227	(24,888)
Taxation		16,762	6,740	(4,159)
Non-controlling interests		1,130	922	(424)
bp shareholders		(2,487)	7,565	(20,305)
Other comprehensive income	[2],[3]	8,208	2,065	(1,641)
Total comprehensive income	[2],[3]	6,851	10,552	(22,370)
Non-current assets		180,432	194,682
Current assets		107,688	92,590
Assets		288,120	287,272
Current liabilities		99,018	80,287
Non-current liabilities		106,112	116,546
Liabilities		205,130	196,833
Net assets		82,990	90,439
Non-controlling interests		15,437	14,976
bp shareholders’ equity		67,553	75,463
Rosnefta
Disclosure of associates [line items]
Sales and other operating revenues			118,755	82,786
Profit (loss) before interest and taxation			18,537	1,270
Finance costs			1,357	1,742
Profit (loss) before taxation			17,180	(472)
Taxation			3,209	208
Non-controlling interests			1,743	482
bp shareholders			12,228	(1,162)
Other comprehensive income			54	1,653
Total comprehensive income			12,282	491
Non-current assets			155,898
Current assets			45,790
Assets			201,688
Current liabilities			47,061
Non-current liabilities			78,117
Liabilities			125,178
Net assets			76,510
Non-controlling interests			11,357
bp shareholders’ equity			65,153
Rosnefta
Disclosure of associates [line items]
Earnings from associates – after interest and tax		528	2,694	(229)
Investments in associatesa		0	14,354
Sales and other operating revenues			26,163	17,535
Profit (loss) before interest and taxation		(24,561)	4,084	295
Finance costs			299	372
Profit (loss) before taxation		25,520	3,785	(77)
Taxation			707	51
Non-controlling interests			384	101
bp shareholders			2,694	(229)
Other comprehensive income			12	336
Total comprehensive income			2,706	107
Non-current assets			34,346
Current assets			10,088
Assets			44,434
Current liabilities			10,368
Non-current liabilities			17,210
Liabilities			27,578
Net assets			16,856
Non-controlling interests			2,502
bp shareholders’ equity			14,354
Other associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax		874	762	128
Investments in associatesa		8,201	6,647
Sales and other operating revenues			10,005	5,946
Profit (loss) before interest and taxation			1,602	276
Finance costs			73	80
Profit (loss) before taxation			1,529	196
Taxation			767	67
Non-controlling interests			0	1
bp shareholders			762	128
Other comprehensive income			27	(19)
Total comprehensive income			789	109
Non-current assets			9,259
Current assets			2,418
Assets			11,677
Current liabilities			1,876
Non-current liabilities			3,298
Liabilities			5,174
Net assets			6,503
Non-controlling interests			0
bp shareholders’ equity			6,503
Associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax		1,402	3,456	(101)
Investments in associatesa		8,201	21,001
Sales and other operating revenues		14,841	36,168	23,481
Profit (loss) before interest and taxation		3,053	5,686	571
Finance costs		73	372	452
Profit (loss) before taxation		2,980	5,314	119
Taxation		1,498	1,474	118
Non-controlling interests		80	384	102
bp shareholders		1,402	3,456	(101)
Other comprehensive income		352	39	317
Total comprehensive income		1,754	3,495	$ 216
Non-current assets		11,993	43,605
Current assets		3,368	12,506
Assets		15,361	56,111
Current liabilities		2,936	12,244
Non-current liabilities		4,255	20,508
Liabilities		7,191	32,752
Net assets		8,170	23,359
Non-controlling interests		0	2,502
bp shareholders’ equity		$ 8,170	$ 20,857

[1]	See Note 1 - Significant judgements and estimate: investment in Rosneft for further information
[2]	See Note 31 for further information.
[3]	See Note 32 for further information.